INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Components of Income Tax Benefits
Income tax benefits are comprised as follows:

	Year ended December 31,
	2013	2012	2011

Deferred tax benefit	$(432)	$(321)	$(774)
Current taxes	376	112	375

	$(56)	$(209)	$(399)

Domestic	$(6)	$201	$218
Foreign	(50)	(410)	(617)

	$(56)	$(209)	$(399)
Domestic taxes:
Current	$(6)	$201	$218
Deferred	-	-	-

	(6)	201	218
Foreign taxes - US:
Current	382	(89)	157
Deferred	(432)	(321)	(774)

	(50)	(410)	(617)

Income tax benefit	$(56)	$(209)	$(399)

Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign
The components of income (loss) before income taxes attributable to domestic and foreign operations are as follows:

	Year ended December 31,
	2013	2012	2011

Domestic	$(688)	$1,147	$(789)
Foreign	3	130	(424)

	$(685)	$1,277	$(1,213)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between the theoretical tax expenses for the years ended December 31, 2013 and 2012, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of income is as follows:

	December 31,
	2013	2012
Income (loss) before taxes, as reported in the consolidated statements of income	$(685)	$1,277

Statutory tax rate	25%	25%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	$(171)	$319
Tax adjustment in respect of different tax rate of foreign subsidiaries	(6)	21
Non-deductible expenses and other permanent differences	226	233
Losses and timing differences for which valuation allowance was provided	760	934
Utilization of tax losses for which valuation allowance was provided for in prior years	(816)	(1,538)
Taxes with respect to prior years and other	(49)	(178)

Actual tax benefit	$(56)	$(209)

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2013	2012

Net operating loss carry forwards	$11,645	$11,425
Temporary differences related to R&D expenses	1,631	1,569
Temporary differences related to accrued employee costs	590	368
Deferred revenue and other	554	525
Total deferred tax asset before valuation allowance	14,420	13,887
Less - valuation allowance	(13,836)	(13,191)
Deferred tax asset	584	696

Deferred tax liability - Intangible assets and other	(171)	(717)

Deferred tax assets (liability), net	$413	$(21)

Domestic	-	-

Foreign:
Current deferred tax asset, net	148	33
Non-current deferred tax asset (liability), net	265	(54)

	413	(21)

	$413	$(21)

Summary of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2013	2012

Opening balance	$201	$222
Additions for prior years' tax position	26	14
Additions for current year's tax position	-	-
Reduction of prior years' tax position due to lapse of statute of limitation	(124)	(35)

Closing balance	$103	$201

Included in accrued expenses and other current liabilities	$21	$110

Included in other long term liabilities	$82	$91